IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2017
IMPAIRMENT OF LONG-LIVED ASSETS
IMPAIRMENT OF LONG-LIVED ASSETS

NOTE 19 - IMPAIRMENT OF LONG-LIVED ASSETS

The Company has estimated the recoverable amount of its long-term assets based on value in use considering, among other factors, that there is no active market for the infrastructure linked to the concession. The value in use is determined based on the present value of the estimated future cash flow.

The premises used by the Management in determining discounted future cash flows for the purpose of recognizing the recoverable value of long-lived assets may be affected by several uncertain events, among which the following: estimate of power consumption levels, rate of economic activity growth in the country and the availability of water resources.

Although much of the revenue from cash-generating units is linked to contracts with readjustment clauses considering inflation protection, changes in the political and economic model may result in a higher country risk projection, leading to an increase in the discount rates used in tests.

The following main assumptions were considered:

•	Growth compatible with historic data and growth perspectives of the Brazilian economy;

•

Specific discount rate (after taxes) for the tested segments: 6.12% for non-renewable generation, 5.88% for renewable generation (except nuclear) and 5.88% for transmission (6.33% for generation, 6.02% for transmission in 2016) obtained using the methodology generally applied by the market, taking into consideration the weighted average cost of capital;

•	Revenues projected in accordance with the contracts, with no provision for renewal of the concession/authorization;

•	Expenses segregated per cash generating unit, projected based on the Business and Management Master Plan (PDNG) for 5 years and consistent with the plan for the remaining years;

•	The Company treated each of its projects (concessions) as independent cash-generating units.

Angra 3 Nuclear Power Station

In the second semester of 2017, the Company changed the expectation for its conclusion of the Angra 3 venture, with a new planned date of starting into operation on January 1, 2025. In December 2016, this projection was for December 2022. In the same period, the total budget for the venture was updated based on June of 2017, so as to reflect the impact of the sharp fluctuations in inflation and exchange rate indices, in addition to the rescheduling of activities due to the new work schedule.

The methodology applied in the impairment test of the venture considers costs already realized by the date of these Financial Statements as recoverable assets, compared to a discounted cash flow extended until the end of the economic life of the Power Plant, which is 40 years, starting from the new date of entry into operation, January 2025, considering the economic lifespan to be the term of a license compatible with the Angra Power Plant in a similar project.

The discount rate was calculated by the WACC (Weighted Average Cost of Capital) method, considering traditional parameters usually used on the market.

Taking this new scenario into consideration, the Company revised the premises for the Angra 3 venture and made a new recoverability test for this project in December of 2017.

The main premises used in the recoverability test for this project are described below:

•	Organic growth compatible with historic data and contractual tariff adjustments for inflation;

•

Given the peculiar financing characteristics, the discount rate was calculated considering the specific capital structure of the project, which resulted in a discount rate for December 2017 of 5.39% (December 2016 of 5.47%). In addition to the traditional parameters, these calculations considered the beta calculated by ANEEL, leveraging the capital structure of the project. The choice of the beta used by ANEEL was because no public electricity generation company in Brazil has nuclear energy generation assets, contrary to the sample of companies used by ANEEL to calculate the beta, which considers American companies with at least two nuclear energy generation plants.

•

The contractual tariff for the Angra 3 venture is R$ 148.65/MWh. For the impairment test, for the base date of December 30, 2017, the tariff used was adjusted by the contractually established indices, resulting in a value of R$ 244.51/MWh.

•

The basis used at the time when the contract was approved to calculate that tariff was unbalanced in relation to the service cost of the power plant, and was also not compatible with the average used in thermal power plant auctions at the time, and, therefore, is at a different and lower level than its segment, and does not provide an economic and financial balance to the project;

•

The Angra 2 and Angra 3 power plants originate from similar projects, and for this reason the parameter of costs for Angra 2 was used for Angra 3. It so happens that there will be a gain in costs/productivity when Angra 3 goes into operation, since not all cost generating activities will have to be duplicated, since common areas will be serving both power plants.

The synergy established for this project, considering internal studies, pointed to a level of around 25.4%, a percentage that was used to estimate the operating cost for personnel, materials, outsourcing and other services of the Angra 3 power plant, in the impairment test.

Despite the changes to the project’s schedule, the Company has been assuring the preservation and integrity of the work already done and will take measures to implement the actions on a performance level aiming to recover the possible impacts on the schedule of works for the Angra 3 Power Plant.

The analysis devised by the Company found a negative Net Present Value (NPV) for the Angra 3 project of R$ 11,289,195. That result determined a total negative impact in the 2017 P&L of R$ 989,562, composed of an additional loss by impairment in the fixed asset of Angra 3 of R$ 950,960 and a net complement to the onerous contract provision of R$ 38,602 (see Note 33).

The accumulated value for the recoverable amount provision for the Angra 3 Power Plant, as of December 31 of 2017, corresponds to R$ 9,900,353 (R$ 8,949,383 as of December 31 of 2016), being equivalent to the total of working assets of the project.

The Company continues to monitor estimates and risks associated with the determination of the recoverable value from this project, and as new negotiations, studies or information are produced, requiring changes to the business plan for the project, they will be updated to reflect such changes.

Santa Cruz Thermal Power Station

As of December 31, 2017, the Company recorded an impairment of R$ 693,560 in the Santa Cruz TPP due to the costs associated with the investments required to complete the combined cycle as part of its project.

061-2001 Transmission Contract

As of December 31, 2017, the Company recorded a reversal of impairment in the amount of R$ 961,144 in the transmission contract 061-2001, mainly as a result of the reduction in personnel expenses observed with the realization of the extraordinary retirement plan.

As of December 31, 2017, the accumulated value of the provision deducted from the recoverable amount for all of the Company’s projects corresponds to R$ 16,681,419 (R$ 16,146,801 as of December 31, 2016).

A. Cash Generating Units (CGUs) that present a provision for impairment

The analysis performed by the Company on December 31, 2017 determined the need to create/ (reverse) a provision for losses in the following projects during 2017:

Generation

Cash-Generating Unit	12/31/2016	Additions	Reversals	12/31/2017
UTN Angra 3	8,949,393	950,960	—	9,900,353
UHE Samuel	435,860	—	(127,014)	308,846
UHE Batalha	407,703	—	(22,434)	385,269
Candiota Fase B	356,065	10,233	—	366,298
Candiota - Phase C	—	362,631	—	362,631
Casa Nova I	324,869	21,456	—	346,325
Complexo Eólico Pindaí	—	123,891	—	123,891
Complexo Eólico Pindaí II	—	54,531	—	54,531
Complexo Eólico Pindaí III	—	25,854		25,854
UHE Santa Cruz	—	693,560	—	693,560
UHE Simplício	342,328	—	(62,813)	279,515
UTE Camaçari	303,911	—	(23,342)	280,569
UHE Serra da Mesa	199,184	—	(199,184)	—
Eólica Hermenegildo III	145,319	—	(68,696)	76,623
Eólica Hermenegildo II	143,029	—	(45,449)	97,580
UHE Passo São João	130,292	—	(57,679)	72,613
Eólica Hermenegildo I	129,769	—	(37,020)	92,749
Livramento	—	129,869	—	129,869
UTE Coaracy Nunes	77,551	—	—	77,551
PCH João Borges	52,530	—	(5,437)	47,093
UHE São Domingos	44,252	—	(44,252)	—
PCH Rio Chapéu	41,755	—	(4,691)	37,064
Eólica Chuí IX	37,028	—	(9,869)	27,159
UTE Santana	27,840	—	—	27,840
UTE Mauá III	—	2,255	—	2,255
Other	52,138	—	(44,231)	7,907

Total	12,200,816	2,375,240	(752,111)	13,823,945

Cash-Generating Unit	12/31/2015	Additions	Reversals	12/31/2016
UTN Angra 3	5,922,141	3,027,252	—	8,949,393
UHE Samuel	417,632	18,228	—	435,860
UHE Batalha	559,345	—	(151,642)	407,703
Candiota Fase B	119,939	236,126	—	356,065
Casa Nova I	163,496	161,373	—	324,869
UHE Simplício	380,220	—	(37,892)	342,328
UTE Camaçari	343,765	—	(39,854)	303,911
UHE Serra da Mesa	—	199,184	—	199,184
Eólica Hermenegildo III	75,598	69,721	—	145,319
Eólica Hermenegildo II	65,815	77,214	—	143,029
UHE Passo São João	118,132	12,160	—	130,292
Eólica Hermenegildo I	56,301	73,468	—	129,769
UTE Coaracy Nunes	77,551	—	—	77,551
PCH João Borges	44,038	8,492	—	52,530
UHE São Domingos	44,703	—	(451)	44,252
PCH Rio Chapéu	37,279	4,476	—	41,755
Eólica Chuí IX	22,631	14,397	—	37,028
UTE Santana	27,840	—	—	27,840
UTE Mauá III	102,191	—	(102,191)	—
Other	81,717	—	(29,579)	52,138

Total	8,660,334	3,902,091	(361,609)	12,200,816

Cash-generating Unit	12/31/2014	Additions	Reversals	12/31/2015
UTN Angra 3	960,544	4,961,597	—	5,922,141
Candiota II Fase B	35,412	84,527	—	119,939
Eólica Coxilha Seca	—	81,142	—	81,142
UHE Samuel	340,888	76,744	—	417,632
Eólica Hermenegildo III	—	75,598	—	75,598
Eólica Hermenegildo II	—	65,815	—	65,815
UHE Simplício	440,276	—	(60,056)	380,220
Eólica Hermenegildo I	—	56,301	—	56,301
UTE Mauá	—	102,191	—	102,191
UTE Aparecida	—	50,508	—	50,508
UTE Camaçari	365,709	—	(21,944)	343,765
UTE Batalha	553,622	5,723	—	559,345
UHE Passo São João	151,311	—	(33,179)	118,132
Casa Nova	111,515	51,981	—	163,496
Others	230,853	—	(26,742)	204,111

Total	3,190,130	5,612,127	(141,921)	8,660,336

Transmission

Cash Generating Unit	12/31/2016	Additions	Reversions	Classification - Held for Sale	12/31/2017
CC 061-2001	2,077,006	—	(961,144)	—	1,115,862
CT 006-2010 - LT Mascarenha/ Linhares (ES)	—	25,638	—	—	25,638
LT Jauru Porto Velho	311,545	—	(58,788)	—	252,757
CC 018-2012 Mossoró Ceará Mirim	100,497	—	—	—	100,497
CC 005-2012 Jardim NSra Socorro	89,830	—	—	—	89,830
CC 006-2009 Suape II e III	88,101	—	—	—	88,101
CC 014-2008 Eunápolis TFreitas	81,995	4,776	—	—	86,771
CC 020-2010 Igaporâ BJLapa	69,268	—	—	—	69,268
LT Ribeiro Gonçalves - Balsas	65,000	—	(65,000)	—	—
CC 017-2009 Natal III Sta Rita	59,517	—	—	—	59,517
LT Funil-Itapebi	53,541	—	—	—	53,541
LT Camaçari IV - Sapeaçu	50,106	2,758	—	—	52,864
LT Pólo	—	9,044	—	—	9,044
Tucuruí/Miramar	16,069	2,591	—	—	18,660
CC 010-2011 Paraíso Lagoa Nova	44,800	—	—	—	44,800
SE Coletora Porto Velho	43,973	—	(40,787)	—	3,186
LT Recife II - Suape II	43,153	1,972	—	—	45,125
CC 010-2007 Ibicoara Brumado	40,611	—	—	—	40,611
CC 017-2012 Mirueira Jaboatão	31,184	—	—	—	31,184
CC 018-2009 Eunáp TFreitas C2	30,232	—	—	—	30,232
SE Caxias / Ijuí / N. Petrópolis / Lajeado	27,553	—	(27,553)	—	—
CC 019-2012 Igaporã Pindaí	21,506	—	—	—	21,506
LT Presidente Médice - Santa Cruz	20,611	—	(2,067)	—	18,544
CC 015-2012 Camaçari IV Pirajá	18,060	—	—	—	18,060
LT Campos Novos - Nova Santa Rita	16,847	350	—	—	17,197
Other	269,033	194,185	—	(162,791)	300,427

	3,670,038	241,314	(1,155,339)	(162,791)	2,593,222

Cash Generating Unit	12/31/2015	Additions	Reversions	12/31/2016
CC 061-2001	174,389	1,902,617	—	2,077,006
LT Jauru Porto Velho	126,025	185,520	—	311,545
CC 018-2012 Mossoró Ceará Mirim	100,497	—	—	100,497
CC 005-2012 Jardim NSra Socorro	89,830	—	—	89,830
CC 006-2009 Suape II e III	88,101	—	—	88,101
CC 014-2008 Eunápolis TFreitas	64,773	17,222	—	81,995
CC 020-2010 Igaporâ BJLapa	69,268	—	—	69,268
LT Ribeiro Gonçalves - Balsas	35,574	29,426	—	65,000
CC 017-2009 Natal III Sta Rita	59,517	—	—	59,517
LT Funil-Itapebi	54,597	—	(1,056)	53,541
LT Camaçari IV - Sapeaçu	39,552	10,554	—	50,106
CC 010-2011 Paraíso Lagoa Nova	44,800	—	—	44,800
SE Coletora Porto Velho	34,123	9,850	—	43,973
LT Recife II - Suape II	28,325	14,828	—	43,153
CC 010-2007 Ibicoara Brumado	40,611	—	—	40,611
CC 017-2012 Mirueira Jaboatão	31,184	—	—	31,184
CC 018-2009 Eunáp TFreitas C2	30,232	—	—	30,232
SE Caxias / Ijuí / N. Petrópolis / Lajeado	32,259	—	(4,706)	27,553
CC 019-2012 Igaporã Pindaí	21,506	—	—	21,506
LT Presidente Médice - Santa Cruz	27,339	—	(6,728)	20,611
CC 015-2012 Camaçari IV Pirajá	18,060	—	—	18,060
LT Campos Novos - Nova Santa Rita	30,822	—	(13,975)	16,847
Other	65,098	220,004	—	285,102

	1,306,482	2,390,021	(26,465)	3,670,038

Cash-generating Unit	12/31/2014	Additions	Reversals	12/31/2015
CC 061-2001	—	174,389	—	174,389
Correction/Inversion Station	43,909	—	(43,909)	—
CC 005-2012 Jardim NSra Socorro	46,788	43,042	—	89,830
CC 018-2012 Mossoró Ceará Mirim	61,681	38,816	—	100,497
CC 019-2012 Igaporã Pindaí	59,678	—	(38,172)	21,506
LT Ribeiro Gonçalves - Balsas	73,317	—	(37,743)	35,574
Linha Verde Transmissora de Energia S/A	100,494	—	(35,788)	64,706
SE Coletora Porto Velho	—	34,123	—	34,123
CC 010-2011 Paraíso Lagoa Nova	12,246	32,554	—	44,800
CC 020-2010 Igaporâ BJLapa	37,669	31,599	—	69,268
CC 018-2009 Eunáp TFreitas C2	7,784	22,448	—	30,232
CC 015-2012 Camaçari IV Pirajá	—	18,060	—	18,060
CC 006-2009 Suape II and III	105,933	—	(17,832)	88,101
CC 017-2012 Mirueira Jaboatão	20,290	10,894	—	31,184
CC 014-2008 Eunápolis TFreitas	53,962	10,811	—	64,773
CC 017-2009 Natal III Sta Rita	48,837	10,680	—	59,517
LT Campos Novos - Nova Santa Rita	22,089	8,733	—	30,822
SE Miranda II	—	7,079	—	7,079
Other	275,043	66,978	—	342,021

Total	969,720	510,206	(173,444)	1,306,482

Distribution

Concession	12/31/2016	Additions	Reversals	Classification - Held for Sale	12/31/2017
Amazonas D	63,610	—	(63,610)	—	—
Cepisa	90,885	—	(61,755)	(29,130)	—
Ceron	35,247	—	(10,731)	(24,516)	—
Ceal	32,446	—	(32,446)	—	—
Boa Vista	14,868	—	(5,437)	(9,431)	—

Total	237,056		(173,979)	(63,077)	—

Concession	12/31/2015	Additions	Reversals	12/31/2016
Amazonas D	—	63,610	—	63,610
Cepisa	290,247	—	(199,362)	90,885
Eletroacre	90,808	—	(90,808)	—
Ceron	59,885	—	(24,638)	35,247
Ceal	—	32,446	—	32,446
Boa Vista	17,281	—	(2,413)	14,868

Total	458,221	96,056	(317,221)	237,056

Concession	12/31/2014	Additions	Reversals	12/31/2015
Amazonas D	119,041	—	(119,041)	—
Cepisa	232,442	57,805	—	290,247
Eletroacre	60,026	30,782	—	90,808
Ceron	84,503		(24,618)	59,885
Boa Vista	—	77,400	—	77,400

Total	496,012	165,987	(143,659)	518,340

Administration

Intangible - Administration	12/31/2016	Additions	Reversals	12/31/2017
Livramento	—	215,340	—	215,340
Other	—	48,913	—	48,913

Total	—	264,253	—	264,253

The total impairment summary are shown below:

	12/31/2017
	Generation	Transmission	Distribution	Administration	Total
Fixed Assets	13,804,579	—	—	—	13,804,579
Intangible	19,366	—	—	264,253	283,619
Financial Asset	—	2,593,222	—	—	2,593,222

Total	13,823,945	2,593,222	—	264,253	16,681,420

	12/31/2016
	Generation	Transmission	Distribution	Total
Fixed Assets	12,141,003	—	—	12,141,003
Intangible	59,813	—	237,056	296,869
Financial Asset	—	3,670,038	—	3,670,038

Total	12,200,816	3,670,038	237,056	16,107,910

B. Cash Generating Units (CGUs) that do not present a provision for impairment

CGUs that have not suffered impairment have a recoverable value higher than the book value of the asset portfolio. The following table shows the percentage in which the recoverable value (“RV”) exceeds the book value (“BV”) of fixed assets, calculated as follows: (recoverable value/book value - 1). In addition, the Company performed a sensitivity analysis by increasing the 5% and 10% discount rate shown below to assess an “impairment risk” for each CGU. The CGUs that presented risk of impairment were: Milagres Curemas CC 008-2005, Ribeiro Gonçalves - Balsas TL, São Luiz II and São Luiz III TL, S. DOMINGOS Hydroelectric Power Station, CT 11/2010 and 02/2011.

UGC	Discount rate	Provision for Impairment in 2017	VR/VC- 1	VR/VC- 1 (5% var)	VR/VC-1 (10% var)	Hypothetical Impairment
HPP Balbina	6.12%	—	94.20%	91.90%	89.60%	—
TPP Aparecida Complexo	6.12%	—	47.10%	46.40%	45.70%	—
TPP Maua 3	6.62%	—	249.50%	239.60%	230.10%	—
Generation Boa Esperança	6.65%	—	443.50%	443.50%	443.40%	—
Generation - Complexo PA + Moxotó	5.88%	—	569.50%	550.80%	533.00%	—
Generation - Curemas	6.12%	—	79.50%	77.30%	75.00%	—
Generation - Funil	5.88%	—	2496.50%	2426.50%	2359.50%	—
Generation - Pedra	5.88%	—	297.40%	286.50%	276.20%	—
Generation - Sobradinho	5.88%	—	766.00%	749.90%	734.10%	—
Generation - Xingó	5.88%	—	3253.80%	3160.80%	3071.70%	—
HPP Itaparica	5.88%	—	1221.60%	1185.00%	1149.90%	—
CC 007-2005 Milagres Tauá	5.88%	—	23.10%	21.10%	19.10%	—
CC 008-2005 Milagres Curemas	5.88%	—	3.30%	1.60%	-0.10%	56
CC 013-2010 Aparica III	5.88%	—	8.70%	6.30%	4.00%	—
HPP Curuá-Una	6.12%	—	4.40%	2.80%	1.20%	—
HPP Tucuruí	6.12%	—	314.90%	308.80%	302.80%	—
Contract No. 058 - Basic Network	5.88%	—	23.80%	22.10%	20.40%	—
Rectifying/Inverting Station	5.88%	—	6.40%	4.20%	2.00%	—
LT - Jorge Teixeira - C1 and C2	5.88%	—	71.20%	67.10%	63.10%	—
LT - Porto Velho - Abuna - Rio Branco	5.88%	—	17.50%	14.70%	12.00%	—
LT - Ribeiro Gonçalves - Balsas	5.88%	—	4.80%	2.20%	-0.20%	254
LT - São Luiz II and São Luiz III	5.88%	—	0.30%	-2.00%	-4.30%	2,338
SE Miranda	5.88%	—	6.20%	3.80%	1.50%	—
Angra 1 and 2	5.88%	—	171.60%	166.20%	161.00%	—
WPP CERRO CHATO I*	6.12%	—	32.10%	28.70%	25.40%	—
WPP CERRO CHATO II*	6.12%	—	35.90%	32.30%	28.90%	—
WPP CERRO CHATO III*	6.12%	—	35.30%	31.70%	28.30%	—
HPP GOV. JAYME C. JÚNIOR	6.12%	—	30.70%	27.20%	23.90%	—
HPP S. DOMINGOS	6.12%	—	0.90%	-1.40%	-3.70%	15,092
CT 04/2004	5.88%	—	37.80%	35.30%	33.00%	—
CT 05/2009	5.88%	—	9.50%	6.70%	4.00%	—
CT 10/2005	5.88%	—	39.10%	36.20%	33.40%	—
CT 11/2010 and 02/2011	5.88%	—	2.90%	0.10%	-2.50%	3,530
CT 57/01 - New	5.88%	—	38.20%	33.30%	28.60%	—
CT 57/01 - Renewed	5.88%	—	37.10%	34.80%	32.60%	—
BRA-URU INTERCONNECTION	5.88%	—	51.00%	48.80%	46.60%	—
HPP ITUMBIARA	6.12%	—	2550.40%	2533.20%	2516.20%	—
HPP MANSO	6.12%	—	105.50%	99.20%	93.20%	—
HPP MASCAR. DE MORAES	6.12%	—	912.90%	897.40%	882.20%	—
HPP SERRA DA MESA	6.12%	—	124.40%	115.10%	106.20%	—

*Risk of impairment calculated by the discounted cash flow.